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                                                                   HARTFORD LIFE



October 7, 1999




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attn: Filing Room

Re:  Hartford Life and Annuity Insurance Company
     Putnam Capital Manager Trust Separate Account Two ("Registrant") Series V of Putnam Hartford Capital Manager variable annuity
     File No. 33-73572

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 11 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on September 17, 1999. In reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information are not included herewith.

If you have any questions regarding this submission, please contact the undersigned at (860) 843-3149.

Yours sincerely,

/s/ Marta A. Czekajewski

Marta A. Czekajewski